Segment Information (Net Revenues Classified Based on Therapeutic Product Categories) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Total revenues	$ 1,808,526	$ 1,767,426	$ 1,701,701	$ 1,631,490	$ 1,722,854	$ 1,801,786	$ 1,687,814	$ 1,583,655	$ 6,909,143		$ 6,796,110		$ 6,129,825
Net revenues									6,856,606		6,750,246		6,106,277
Allergy
Revenue from External Customer [Line Items]
Total revenues									850,222		741,487		476,990
Anti-infectives
Revenue from External Customer [Line Items]
Total revenues									1,080,334		1,034,332		1,005,278
Cardiovascular
Revenue from External Customer [Line Items]
Total revenues									1,162,280		1,156,348		1,037,644
Central Nervous System
Revenue from External Customer [Line Items]
Total revenues									1,393,339		1,473,928		1,214,046
Dermatological
Revenue from External Customer [Line Items]
Total revenues									247,881		157,296		143,769
Endocrine and Metabolic
Revenue from External Customer [Line Items]
Total revenues									568,337		645,936		535,383
Gastrointestinal
Revenue from External Customer [Line Items]
Total revenues									365,849		418,934		492,683
Respiratory System
Revenue from External Customer [Line Items]
Total revenues									259,653		229,249		250,692
Other
Revenue from External Customer [Line Items]
Total revenues									$ 928,711	[1]	$ 892,736	[1]	$ 949,792	[1]
Net revenues
Revenue from External Customer [Line Items]
Therapeutic class disclosure threshold	5.00%				5.00%				5.00%		5.00%		5.00%

[1]	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net revenues.